Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Allowance For Loan Losses [Line Items]
Beginning balance	$ 857,813	$ 766,673
Charge-offs
Recoveries	(565,493)	(25,396)
Provisions	1,083,628	116,536
Ending balance	1,375,948	857,813
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,375,948	857,813
Business Loans [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	638,471	663,867	1,212,810	686,395
Charge-offs
Recoveries	(288,313)	(25,396)
Provisions	699,678
Ending balance	1,049,836	638,471	1,212,810	686,395
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,049,836	638,471
Personal Loans [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	219,342	102,806	512,416	122,276
Charge-offs
Recoveries	(277,180)
Provisions	383,950	116,536
Ending balance	326,112	219,342	512,416	122,276
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 326,112	$ 219,342